NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of the Components of Net Investment in Direct Financing Leases (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 122,893,158	$ 127,827,892
Less: Amounts representing estimated executory costs	0	0
Minimum lease payments receivable	122,893,158	127,827,892
Less: unearned income, representing interest	(3,137,139)	(3,607,312)
Present value of minimum lease receivable	119,756,019	124,220,580
Less: Allowance for uncollectible receivables	(119,067,356)	(121,442,109)	$ (102,069,239)
Net investment in direct financing leases.	$ 688,663	$ 2,778,471